LONG TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 10, 2019	Dec. 31, 2021	Jul. 01, 2021	Jan. 01, 2021	Dec. 31, 2020	Nov. 23, 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 15,000
Current portion of long term debt		$ 0			$ 3,500
Noncurrent portion of Long-term debt		$ 0			11,500
Facility 1 [Member]
Disclosure of detailed information about borrowings [line items]
Secured revolving credit facility	$ 50,000
Credit facility maturity	three-year maturity
Revised secured revolving credit facility						$ 40,000
Limit under anti-cash hoarding clause						$ 25,000
Revised limit under anti cash hoarding clause			$ 30,000
Long-term debt					$ 15,000
Borrowings, interest rate over bank base rate					2.94%
Current portion of long term debt					$ 3,500
Noncurrent portion of Long-term debt					$ 11,500
Facility 1 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.75%					1.75%
Facility 1 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%					2.75%